Schedule of Financial Instruments Measured on Recurring Basis at Fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Financial instrument fair value	$ 9,922	$ 10,552
Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	9,472	10,552
Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	450
Opp Fi Common Stock And Warrants [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	1,232
Opp Fi Common Stock And Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	1,232
Opp Fi Common Stock And Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Opp Fi Common Stock And Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Green First Common Stock [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	8,240	10,552
Green First Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	8,240	10,552
Green First Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Green First Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Think Markets Convertible Note [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	250
Think Markets Convertible Note [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Think Markets Convertible Note [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Think Markets Convertible Note [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	250
Craveworthy Convertible Bridge Loan [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	200
Craveworthy Convertible Bridge Loan [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Craveworthy Convertible Bridge Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value
Craveworthy Convertible Bridge Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Financial instrument fair value	$ 200